Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
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Finance Income and Costs Recognized in Profit or Loss
(a)
Finance income and costs recognized in profit or loss for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Finance income
Interest income	₩	69,651	88,888	85,624
Foreign currency gain		336,155	81,600	308,665
Gain on disposal of investments in equity accounted investees		—	—	2,993
Reversal of impairment loss on investments in equity accounted investees		4,149	4,701	613
Gain on transaction of derivatives		24,759	9,393	49,503
Gain on valuation of derivatives		—	234,742	193,570
Gain on disposal of financial assets at fair value through profit or loss		—	—	173
Gain on valuation of financial assets at fair value through profit or loss		4,072	6,511	11,678
Gain on valuation of financial liabilities at fair value through profit or loss		—	—	220,240
	₩	438,786	425,835	873,059

Finance costs
Interest expense	₩	370,479	434,089	414,521
Foreign currency loss		194,384	381,132	440,604
Loss on disposal of investments in equity accounted investees		—	—	80
Impairment loss on investments in equity accounted investees		3,344	2,609	—
Loss on repayment of borrowings		794	250	2,672
Loss on sale of trade accounts and notes receivable		5,258	4,877	37,087
Loss on transaction of derivatives		291	1,049	359
Loss on valuation of derivatives		187,344	21,795	65,585
Loss on disposal of financial assets at fair value through profit or loss		—	1,242	2
Loss on valuation of financial assets at fair value through profit or loss		2,311	704	5,205
Loss on valuation of financial liabilities at fair value through profit or loss		36,798	68,421	—
Others		1,675	446	248
	₩	802,678	916,614	966,363